Subsequent events (Details) - Creation of strategic co-control partnership for Vantage Towers - EUR (€) € / shares in Units, € in Billions			6 Months Ended
	Nov. 13, 2022	Nov. 09, 2022	Jun. 30, 2023
Subsequent events
Price per share		€ 32
If If 50% shareholding for consortium and 100% take up in the voluntary takeover offer
Subsequent events
Maximum cash proceeds			€ 5.8
Minimum | If 100% take up in the voluntary takeover offer
Subsequent events
Minimum cash proceeds			€ 3.2
Vantage Towers
Subsequent events
Ownership interest		81.70%
Joint venture to hold shares in Vantage Towers | If 100% take up in the voluntary takeover offer
Subsequent events
Percentage to take up in VTO			100.00%
Joint venture to hold shares in Vantage Towers | If If 50% shareholding for consortium and 100% take up in the voluntary takeover offer
Subsequent events
Percentage to take up in VTO			100.00%
Joint venture to hold shares in Vantage Towers | Global Infrastructure Partners and KKR Consortium | If transaction goes through
Subsequent events
Joint venture ownership interest			50.00%
Joint venture to hold shares in Vantage Towers | Global Infrastructure Partners and KKR Consortium | If transaction goes through | Vodafone
Subsequent events
Price per share			€ 32
Joint venture to hold shares in Vantage Towers | Global Infrastructure Partners and KKR Consortium | If If 50% shareholding for consortium and 100% take up in the voluntary takeover offer
Subsequent events
Joint venture ownership interest			50.00%
Joint venture to hold shares in Vantage Towers | Minimum | Global Infrastructure Partners and KKR Consortium | If transaction goes through
Subsequent events
Joint venture ownership interest			32.00%
Joint venture to hold shares in Vantage Towers | Maximum | Global Infrastructure Partners and KKR Consortium | If transaction goes through
Subsequent events
Joint venture ownership interest			40.00%
Joint venture to hold shares in Vantage Towers | Vantage Towers | Digital Bridge
Subsequent events
Price per share	€ 32
Ownership interest acquired	4.10%
Joint venture to hold shares in Vantage Towers | Vantage Towers | If transaction goes through
Subsequent events
Joint venture ownership interest			81.70%
Joint venture to hold shares in Vantage Towers | Vantage Towers | If transaction goes through | Minority shareholders in Vantage Towers
Subsequent events
Remaining percentage of shares		18.30%
Joint venture to hold shares in Vantage Towers | Vantage Towers | RRJ Capital
Subsequent events
Joint venture ownership interest		2.40%
Joint venture to hold shares in Vantage Towers | Vantage Towers | Minimum
Subsequent events
Joint venture ownership interest			88.30%